Bank Lines of Credit	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Financial Services, Banking and Thrift
Deposit Liabilities Disclosures [Text Block]

[5] Bank Lines of Credit

A summary of the Company’s credit facilities is as follows:

	September 30,	December 31,
	2011	2010

Credit Line of $55,000 monthly payments of $500 and one payment on June 30, 2011 equal to outstanding balance; interest at the bank’s prime rate plus .75%. At September 30, 2011 and December 31, 2010, the interest rate was 4.00%. Collateralized by the assets of the Company. (1)	$ 36,971	40,153

Various unsecured Credit Cards of $161,000, minimum payment of principal and interest are due monthly at the credit card’s annual interest rate. At September 30, 2011 and December 31, 2010, the interest rates ranged from 3.99% to 24.90%.	154,934	160,713

Total	191,905	200,866

Less: Current maturities included in current liabilities	191,905	200,866

Total Long-Term Portion	$ --	$ --

The Company’s Chief Executive Officer and majority shareholder also serves as a guarantor of the Company’s debt.

(1) Terms are per the Post Judgment Payment and Forbearance Agreement dated October 9, 2009, between the Company and the bank.  In the event of a default, the bank may immediately enforce its rights of collection for the full amount under the judgment, less credits for payment made through the date of default.  The Company is in the process of negotiating an extension of the payment terms with the bank.

[6] Bank Lines of Credit

A summary of the Company’s credit facilities is as follows:

	December 31,	December 31,
	2010	2009
Credit Line of $700,000, minimum payment of interest only is due monthly at the bank's prime rate plus .75%. At December 31, 2009, the interest rate was 4.00%. Collateralized by the assets of the Company.	$--	$699,999

Credit Line of $55,000 monthly payments of $500 and one payment on June 30, 2011 equal to outstanding balance; interest at the bank's prime rate plus .75%. At December 31, 2010 and 2009, the interest rate was 4.00%. Collateralized by the assets of the Company. (1)	40,153	44,380

Various unsecured Credit Cards of $188,200, minimum payment of principal and interest are due monthly at the credit card's annual interest rate. At December 31, 2010 and 2009, the interest rates ranged from 3.99% to 24.90%.	160,713	177,584

Total	200,866	921,963

Less: Current maturities included in current liabilities	200,866	883,583

Total Long-Term Portion	$--	$38,380

The Company's CEO and majority shareholder also serves as a guarantor of the Company's debt.

(1) Terms are per the Post Judgement Payment and Forbearance Agreement dated October 9, 2009 between the company and the bank.  In the event of a default, the bank may immediately enforce its rights of collection for the full amount under the judgement, less credits for payment made through the date of default.